Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.76%
Aerospace & Defense–4.14%
Axon Enterprise, Inc.(b)	102,780	$77,122,001
General Electric Co.(c)	337,997	83,116,842
Howmet Aerospace, Inc.	413,922	70,321,209
		230,560,052
Apparel Retail–1.31%
TJX Cos., Inc. (The)	576,651	73,177,012
Application Software–3.72%
AppLovin Corp., Class A(b)	244,973	96,274,389
Fair Isaac Corp.(b)	12,751	22,011,797
HubSpot, Inc.(b)	90,708	53,508,649
Samsara, Inc., Class A(b)	763,617	35,538,735
		207,333,570
Asset Management & Custody Banks–2.07%
Ares Management Corp., Class A	173,920	28,783,760
BlackRock, Inc.	37,391	36,639,067
KKR & Co., Inc., Class A	412,411	50,091,440
		115,514,267
Automobile Manufacturers–2.52%
Ferrari N.V. (Italy)(c)	56,090	26,853,648
Tesla, Inc.(b)	328,538	113,825,276
		140,678,924
Automotive Retail–1.66%
AutoZone, Inc.(b)	14,811	55,290,056
Carvana Co.(b)	114,284	37,389,153
		92,679,209
Biotechnology–0.45%
AbbVie, Inc.	134,050	24,948,045
Broadline Retail–7.73%
Amazon.com, Inc.(b)	1,826,423	374,434,979
MercadoLibre, Inc. (Brazil)(b)	22,167	56,820,450
		431,255,429
Coal & Consumable Fuels–0.49%
Cameco Corp. (Canada)	465,665	27,255,372
Communications Equipment–1.55%
Arista Networks, Inc.(b)	996,748	86,358,247
Construction & Engineering–1.51%
Quanta Services, Inc.	245,643	84,147,466
Consumer Finance–0.76%
American Express Co.	144,427	42,468,759
Consumer Staples Merchandise Retail–1.70%
Costco Wholesale Corp.	91,311	94,979,876
Electrical Components & Equipment–0.68%
Vertiv Holdings Co., Class A	351,082	37,892,280
Shares		Value
Environmental & Facilities Services–1.01%
Republic Services, Inc.	219,384	$56,445,309
Financial Exchanges & Data–0.42%
Tradeweb Markets, Inc., Class A	162,036	23,406,100
Health Care Distributors–1.42%
Cencora, Inc.	272,503	79,363,774
Health Care Equipment–3.55%
Boston Scientific Corp.(b)	1,366,092	143,794,844
Intuitive Surgical, Inc.(b)	98,015	54,137,605
		197,932,449
Health Care REITs–1.00%
Welltower, Inc.	360,107	55,557,308
Heavy Electrical Equipment–1.45%
GE Vernova, Inc.	171,037	80,897,080
Hotels, Resorts & Cruise Lines–1.26%
Booking Holdings, Inc.	5,066	27,958,899
Royal Caribbean Cruises Ltd.	165,075	42,419,323
		70,378,222
Independent Power Producers & Energy Traders–0.50%
Vistra Corp.	172,628	27,718,878
Interactive Home Entertainment–0.96%
Take-Two Interactive Software, Inc.(b)	235,358	53,256,808
Interactive Media & Services–9.07%
Alphabet, Inc., Class C	998,136	172,527,808
Meta Platforms, Inc., Class A	514,576	333,182,814
		505,710,622
Internet Services & Infrastructure–2.31%
Cloudflare, Inc., Class A(b)	345,569	57,326,441
Snowflake, Inc., Class A(b)	348,674	71,711,782
		129,038,223
Investment Banking & Brokerage–0.81%
Goldman Sachs Group, Inc. (The)	74,818	44,924,468
Movies & Entertainment–5.32%
Netflix, Inc.(b)	175,789	212,217,754
Spotify Technology S.A. (Sweden)(b)	126,586	84,197,412
		296,415,166
Pharmaceuticals–0.75%
Eli Lilly and Co.	56,934	41,998,504
Property & Casualty Insurance–1.83%
Progressive Corp. (The)	357,173	101,769,303
Real Estate Services–0.51%
CBRE Group, Inc., Class A(b)	225,401	28,179,633
Research & Consulting Services–0.50%
Thomson Reuters Corp. (Canada)	140,054	27,821,027
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Shares		Value
Restaurants–1.31%
DoorDash, Inc., Class A(b)	350,792	$73,192,751
Semiconductors–15.07%
Broadcom, Inc.	869,874	210,570,399
Monolithic Power Systems, Inc.(c)	58,677	38,838,306
NVIDIA Corp.	3,965,191	535,816,260
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	285,533	55,199,240
		840,424,205
Systems Software–12.26%
Check Point Software Technologies Ltd. (Israel)(b)	209,021	47,840,727
CrowdStrike Holdings, Inc., Class A(b)	62,119	29,281,033
Microsoft Corp.	1,076,881	495,752,937
ServiceNow, Inc.(b)	109,555	110,769,965
		683,644,662
Technology Hardware, Storage & Peripherals–3.99%
Apple, Inc.	1,108,105	222,562,889
Transaction & Payment Processing Services–3.71%
Mastercard, Inc., Class A	205,122	120,119,443
Visa, Inc., Class A	238,155	86,971,825
		207,091,268
Wireless Telecommunication Services–0.46%
T-Mobile US, Inc.	106,662	25,833,536
Total Common Stocks & Other Equity Interests (Cost $2,840,184,334)		5,562,810,693
Shares		Value
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e)	8,011,595	$8,011,595
Invesco Treasury Portfolio, Institutional Class, 4.22%(d)(e)	14,878,639	14,878,639
Total Money Market Funds (Cost $22,890,234)		22,890,234
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $2,863,074,568)		5,585,700,927
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.78%
Invesco Private Government Fund, 4.29%(d)(e)(f)	27,510,056	27,510,056
Invesco Private Prime Fund, 4.45%(d)(e)(f)	71,798,189	71,812,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,322,605)		99,322,605
TOTAL INVESTMENTS IN SECURITIES–101.95% (Cost $2,962,397,173)		5,685,023,532
OTHER ASSETS LESS LIABILITIES—(1.95)%		(108,804,372)
NET ASSETS–100.00%		$5,576,219,160
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,709,236	$271,853,824	$(279,551,465)	$-	$-	$8,011,595	$507,358
Invesco Treasury Portfolio, Institutional Class	29,174,090	504,871,388	(519,166,839)	-	-	14,878,639	932,951
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,728	509,343,088	(483,856,760)	-	-	27,510,056	501,717*
Invesco Private Prime Fund	5,215,525	1,112,458,592	(1,045,851,635)	(4)	(9,929)	71,812,549	1,377,752*
Total	$52,122,579	$2,398,526,892	$(2,328,426,699)	$(4)	$(9,929)	$122,212,839	$3,319,778

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,562,810,693	$—	$—	$5,562,810,693
Money Market Funds	22,890,234	99,322,605	—	122,212,839
Total Investments	$5,585,700,927	$99,322,605	$—	$5,685,023,532
Invesco Discovery Large Cap Fund